Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [Table Text Block]	The following table presents the changes in goodwill during the years ended March 31, 2026 and 2025:

	As of March 31,
	2026		2025
Opening balance, gross	Rs.	28,758	Rs.	21,201
Goodwill arising on business combinations (1)		-		7,377
Effect of changes in foreign exchange rates		1,083		180
Impairment loss (2)		(16,948)		(16,948)
Closing balance, net	Rs.	12,893	Rs.	11,810

(1)	Refer to Note 35 of these consolidated financial statements for details regarding goodwill arising on business combinations.
(2)	The impairment loss of Rs.16,948 includes the following:

•
Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010; and

•	Rs.272 pertaining to the Company’s Nimbus Heath business, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the year ended March 31, 2023.

Disclosure of Information for Cash generating Units [Table Text Block]
The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units (each, a “CGU”) as follows:

	As of March 31,
	2026		2025
PSAI-Active Pharmaceutical Operations	Rs.	997	Rs.	997
Global Generics-Complex Injectables		1,806		1,526
Global Generics-North America Operations		631		631
Global Generics-Branded Formulations (1)		1,229		1,229
Global Generics-Consumer Healthcare Business (1)		8,114		7,313
Others		116		114
	Rs.	12,893	Rs.	11,810

(1)	Refer to Note 35 of these consolidated financial statements for details regarding goodwill arising on business combinations.